Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Supplement [Text Block]	imf3_SupplementTextBlock

IMPORTANT INFORMATION REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENT OBJECTIVE FOR ING GREATER CHINA FUND

ING MUTUAL FUNDS

ING Greater China Fund

("Fund")

Supplement dated September 12, 2012

to the Fund's Class A, Class B, Class C, Class I,

Class O and Class W Prospectus dated February 29, 2012

("Prospectus")

On September 6, 2012, the Fund's Board of Trustees ("Board") approved a change with respect to the Fund's sub-adviser from ING Investment Management Asia Pacific (Hong Kong) Limited to ING Investment Management Advisors B.V. ("IIMA") with related changes to the Fund's name, investment objective, principal investment strategies, expense structure, and primary benchmark. The changes to the Fund's name, principal investment strategies, expense structure, and primary benchmark will be effective on or about November 15, 2012. Effective on or about November 15, 2012, IIMA will begin managing the Fund under an interim sub-advisory agreement. The interim sub-advisory agreement may be in effect for 150 days until a shareholder meeting is held to approve the Fund's new permanent sub-advisory agreement. The proposal to enter into a new permanent sub-advisory agreement with IIMA requires approval by the Fund's shareholders. A proxy statement detailing the proposal is expected to be mailed to shareholders on or about January 17, 2013, and a shareholder meeting is scheduled to be held on or about March 12, 2013. The Fund will notify shareholders if shareholder approval of the proposal is not obtained. If shareholder approval is obtained, a new permanent sub-advisory agreement with IIMA will be effective on or about March 12, 2013.

Effective on or about November 15, 2012, the Fund's Prospectus is revised as follows:

1.                                       All references to "ING Greater China Fund" are hereby deleted and replaced with "ING Emerging Markets Equity Dividend Fund."

2.                                       The section entitled "Investment Objective" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of income, capital gains, and capital appreciation.

3.                                       The table and accompanying footnotes in the subsection entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.61	0.61	0.61	0.53	0.61	0.61
Total Annual Fund Operating Expenses	%	1.96	2.71	2.71	1.63	1.96	1.71
Waivers and Reimbursements(3)%		(0.26)	(0.26)	(0.26)	(0.18)	(0.26)	(0.26)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.70	2.45	2.45	1.45	1.70	1.45

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Effective November 15, 2012, the adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. This obligation will not continue after March 1, 2013. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, effective March 2, 2013, the adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2014.  The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

4.                                       The table in the subsection entitled "Fees and Expenses of the Fund — Expense Examples" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$738	1,131	1,549	2,709
B	Sold	$748	1,117	1,612	2,842
	Held	$248	817	1,412	2,842
C	Sold	$348	817	1,412	3,023
	Held	$248	817	1,412	3,023
I	Sold or Held	$148	497	870	1,918
O	Sold or Held	$173	590	1,033	2,264
W	Sold or Held	$148	513	904	1,998

5.                                       The section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

PRINICIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities shall be considered as dividend producing generally with reference to their historical practices in paying dividends. The sub-adviser ("Sub-Adviser") defines an issuer in an emerging market country as one that meets one or more of the following factors: (i) whose principal securities trading markets are in emerging market countries; (ii) that derives at least 50% of its total revenue or profit from either goods produced or sold, investments made or services performed in emerging market countries; (iii) that has at least 50% of its assets in emerging market countries; or (iv) that is organized under the laws of, or with principal offices in, emerging market countries.

An emerging market country includes any country which is presently in the MSCI® Emerging Markets Index, the Emerging Market Database of Standard and Poor's ("S&P"), or the Dow Jones Emerging Markets Total Stock Market IndexSM, or those countries which generally are considered to be emerging market countries by the international financial community such as the World Bank or International Monetary Fund. For example, emerging market countries may include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Fund normally expects that its assets will be invested across a broad range of emerging market countries, industries, and market sectors. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, and exchange-traded funds.

The Fund may invest in derivative instruments including swaps, futures, and options on equity securities and/or international, regional or country indices for risk management, investment or liquidity purposes.

The Fund may also invest in equity securities that do not pay dividends if they are believed to represent an attractive opportunity or for risk management purposes, and may retain equity securities of companies that formerly paid dividends but ceased doing so.  In addition, the Fund may invest up to 20% of its assets in the equity securities of issuers in countries which are not considered emerging markets.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. During the security selection process, the Sub-Adviser will begin by screening more than 750 equity securities that make up an emerging market equity universe. A quantitative screen ranks stocks that meet certain proprietary criteria that may include dividend yield, market capitalization and liquidity, among other criteria. Once this screening process is complete, the Sub-Adviser will evaluate a number of fundamental factors, including earnings, capital structure, dividend growth and credit ratings. Under normal market conditions, the Fund will invest in approximately 60 to 120 equity securities, seeking to reduce the Fund's exposure to individual stock and country risk. The Sub-Adviser selects securities for the Fund's portfolio through a bottom-up process that is based upon quantitative screening and fundamental industry, sector and company analysis. The Sub-Adviser may select equity securities that do not meet all of these criteria if they are believed to represent an attractive investment opportunity or for risk management purposes. The Sub-Adviser may also change its position in an equity security if it believes there has been deterioration in the outlook for the sustainability of the dividends or the general earnings growth prospects of a company held in the Fund's portfolio.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

6.                                       The section entitled "Principal Risks" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Dividend. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

7.                                       The table and accompanying footnotes in the subsection entitled "Performance Information — Average Annual Total Returns" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date
Class A before taxes %	(25.77)	0.82		7.54		12/21/05
After tax on distributions %	(25.61)	(0.31)		6.55		—
After tax on distributions with sale %	(16.59)	0.13		6.06		—
MSCI® Emerging Markets Index(1),(2)%	(18.42)	2.40		6.85	(3)	—
MSCI ACGD IndexSM (1),(2)%	(18.67)	1.29		6.78	(3)	—
Class B before taxes %	(25.70)	0.90		6.70		01/06/06
MSCI® Emerging Markets Index(1),(2)%	(18.42)	2.40		6.85	(3)	—
MSCI ACGD Index SM (1),(2)%	(18.67)	1.29		6.78	(3)	—
Class C before taxes %	(22.57)	1.24		6.72		01/11/06
MSCI® Emerging Markets Index(1),(2)%	(18.42)	2.40		6.85	(3)	—
MSCI ACGD Index SM (1),(2)%	(18.67)	1.29		6.78	(3)	—
Class I before taxes %	(20.91)	2.41		4.87		05/08/06
MSCI® Emerging Markets Index(1),(2)%	(18.42)	2.40		3.87	(3)	—
MSCI ACGD Index SM (1),(2)%	(18.67)	1.29		4.34	(3)	—
Class O before taxes %	(21.20)	(3.84)		N/A		06/04/08
MSCI® Emerging Markets Index(1),(2)%	(18.42)	(5.25	)(3)	N/A		—
MSCI ACGD Index SM (1),(2)%	(18.67)	(4.41	)(3)	N/A		—

(1)          The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(2)   On November 15, 2012, the Fund changed its primary benchmark from the MSCI ACGD Index SM to the MSCI® Emerging Markets Index because the MSCI® Emerging Markets Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(3)   Reflects index performance since the date closes to the Class' inception for which data is available.

ING Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imf3_SupplementTextBlock

IMPORTANT INFORMATION REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENT OBJECTIVE FOR ING GREATER CHINA FUND

ING MUTUAL FUNDS

ING Greater China Fund

("Fund")

Supplement dated September 12, 2012

to the Fund's Class A, Class B, Class C, Class I,

Class O and Class W Prospectus dated February 29, 2012

("Prospectus")

On September 6, 2012, the Fund's Board of Trustees ("Board") approved a change with respect to the Fund's sub-adviser from ING Investment Management Asia Pacific (Hong Kong) Limited to ING Investment Management Advisors B.V. ("IIMA") with related changes to the Fund's name, investment objective, principal investment strategies, expense structure, and primary benchmark. The changes to the Fund's name, principal investment strategies, expense structure, and primary benchmark will be effective on or about November 15, 2012. Effective on or about November 15, 2012, IIMA will begin managing the Fund under an interim sub-advisory agreement. The interim sub-advisory agreement may be in effect for 150 days until a shareholder meeting is held to approve the Fund's new permanent sub-advisory agreement. The proposal to enter into a new permanent sub-advisory agreement with IIMA requires approval by the Fund's shareholders. A proxy statement detailing the proposal is expected to be mailed to shareholders on or about January 17, 2013, and a shareholder meeting is scheduled to be held on or about March 12, 2013. The Fund will notify shareholders if shareholder approval of the proposal is not obtained. If shareholder approval is obtained, a new permanent sub-advisory agreement with IIMA will be effective on or about March 12, 2013.

Effective on or about November 15, 2012, the Fund's Prospectus is revised as follows:

1.                                       All references to "ING Greater China Fund" are hereby deleted and replaced with "ING Emerging Markets Equity Dividend Fund."

2.                                       The section entitled "Investment Objective" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of income, capital gains, and capital appreciation.

3.                                       The table and accompanying footnotes in the subsection entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.61	0.61	0.61	0.53	0.61	0.61
Total Annual Fund Operating Expenses	%	1.96	2.71	2.71	1.63	1.96	1.71
Waivers and Reimbursements(3)%		(0.26)	(0.26)	(0.26)	(0.18)	(0.26)	(0.26)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.70	2.45	2.45	1.45	1.70	1.45

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Effective November 15, 2012, the adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. This obligation will not continue after March 1, 2013. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, effective March 2, 2013, the adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2014.  The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

4.                                       The table in the subsection entitled "Fees and Expenses of the Fund — Expense Examples" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$738	1,131	1,549	2,709
B	Sold	$748	1,117	1,612	2,842
	Held	$248	817	1,412	2,842
C	Sold	$348	817	1,412	3,023
	Held	$248	817	1,412	3,023
I	Sold or Held	$148	497	870	1,918
O	Sold or Held	$173	590	1,033	2,264
W	Sold or Held	$148	513	904	1,998

5.                                       The section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

PRINICIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities shall be considered as dividend producing generally with reference to their historical practices in paying dividends. The sub-adviser ("Sub-Adviser") defines an issuer in an emerging market country as one that meets one or more of the following factors: (i) whose principal securities trading markets are in emerging market countries; (ii) that derives at least 50% of its total revenue or profit from either goods produced or sold, investments made or services performed in emerging market countries; (iii) that has at least 50% of its assets in emerging market countries; or (iv) that is organized under the laws of, or with principal offices in, emerging market countries.

An emerging market country includes any country which is presently in the MSCI® Emerging Markets Index, the Emerging Market Database of Standard and Poor's ("S&P"), or the Dow Jones Emerging Markets Total Stock Market IndexSM, or those countries which generally are considered to be emerging market countries by the international financial community such as the World Bank or International Monetary Fund. For example, emerging market countries may include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Fund normally expects that its assets will be invested across a broad range of emerging market countries, industries, and market sectors. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, and exchange-traded funds.

The Fund may invest in derivative instruments including swaps, futures, and options on equity securities and/or international, regional or country indices for risk management, investment or liquidity purposes.

The Fund may also invest in equity securities that do not pay dividends if they are believed to represent an attractive opportunity or for risk management purposes, and may retain equity securities of companies that formerly paid dividends but ceased doing so.  In addition, the Fund may invest up to 20% of its assets in the equity securities of issuers in countries which are not considered emerging markets.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. During the security selection process, the Sub-Adviser will begin by screening more than 750 equity securities that make up an emerging market equity universe. A quantitative screen ranks stocks that meet certain proprietary criteria that may include dividend yield, market capitalization and liquidity, among other criteria. Once this screening process is complete, the Sub-Adviser will evaluate a number of fundamental factors, including earnings, capital structure, dividend growth and credit ratings. Under normal market conditions, the Fund will invest in approximately 60 to 120 equity securities, seeking to reduce the Fund's exposure to individual stock and country risk. The Sub-Adviser selects securities for the Fund's portfolio through a bottom-up process that is based upon quantitative screening and fundamental industry, sector and company analysis. The Sub-Adviser may select equity securities that do not meet all of these criteria if they are believed to represent an attractive investment opportunity or for risk management purposes. The Sub-Adviser may also change its position in an equity security if it believes there has been deterioration in the outlook for the sustainability of the dividends or the general earnings growth prospects of a company held in the Fund's portfolio.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

6.                                       The section entitled "Principal Risks" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Dividend. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

7.                                       The table and accompanying footnotes in the subsection entitled "Performance Information — Average Annual Total Returns" in the summary section of the Fund's Prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date
Class A before taxes %	(25.77)	0.82		7.54		12/21/05
After tax on distributions %	(25.61)	(0.31)		6.55		—
After tax on distributions with sale %	(16.59)	0.13		6.06		—
MSCI® Emerging Markets Index(1),(2)%	(18.42)	2.40		6.85	(3)	—
MSCI ACGD IndexSM (1),(2)%	(18.67)	1.29		6.78	(3)	—
Class B before taxes %	(25.70)	0.90		6.70		01/06/06
MSCI® Emerging Markets Index(1),(2)%	(18.42)	2.40		6.85	(3)	—
MSCI ACGD Index SM (1),(2)%	(18.67)	1.29		6.78	(3)	—
Class C before taxes %	(22.57)	1.24		6.72		01/11/06
MSCI® Emerging Markets Index(1),(2)%	(18.42)	2.40		6.85	(3)	—
MSCI ACGD Index SM (1),(2)%	(18.67)	1.29		6.78	(3)	—
Class I before taxes %	(20.91)	2.41		4.87		05/08/06
MSCI® Emerging Markets Index(1),(2)%	(18.42)	2.40		3.87	(3)	—
MSCI ACGD Index SM (1),(2)%	(18.67)	1.29		4.34	(3)	—
Class O before taxes %	(21.20)	(3.84)		N/A		06/04/08
MSCI® Emerging Markets Index(1),(2)%	(18.42)	(5.25	)(3)	N/A		—
MSCI ACGD Index SM (1),(2)%	(18.67)	(4.41	)(3)	N/A		—

(1)          The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(2)   On November 15, 2012, the Fund changed its primary benchmark from the MSCI ACGD Index SM to the MSCI® Emerging Markets Index because the MSCI® Emerging Markets Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(3)   Reflects index performance since the date closes to the Class' inception for which data is available.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of income, capital gains, and capital appreciation.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Strategy [Heading]	rr_StrategyHeading	PRINICIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in dividend producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities shall be considered as dividend producing generally with reference to their historical practices in paying dividends. The sub-adviser ("Sub-Adviser") defines an issuer in an emerging market country as one that meets one or more of the following factors: (i) whose principal securities trading markets are in emerging market countries; (ii) that derives at least 50% of its total revenue or profit from either goods produced or sold, investments made or services performed in emerging market countries; (iii) that has at least 50% of its assets in emerging market countries; or (iv) that is organized under the laws of, or with principal offices in, emerging market countries.

An emerging market country includes any country which is presently in the MSCI® Emerging Markets Index, the Emerging Market Database of Standard and Poor's ("S&P"), or the Dow Jones Emerging Markets Total Stock Market IndexSM, or those countries which generally are considered to be emerging market countries by the international financial community such as the World Bank or International Monetary Fund. For example, emerging market countries may include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

The Fund normally expects that its assets will be invested across a broad range of emerging market countries, industries, and market sectors. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, and exchange-traded funds.

The Fund may invest in derivative instruments including swaps, futures, and options on equity securities and/or international, regional or country indices for risk management, investment or liquidity purposes.

The Fund may also invest in equity securities that do not pay dividends if they are believed to represent an attractive opportunity or for risk management purposes, and may retain equity securities of companies that formerly paid dividends but ceased doing so.  In addition, the Fund may invest up to 20% of its assets in the equity securities of issuers in countries which are not considered emerging markets.

The Sub-Adviser will seek to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI® Emerging Markets Index. During the security selection process, the Sub-Adviser will begin by screening more than 750 equity securities that make up an emerging market equity universe. A quantitative screen ranks stocks that meet certain proprietary criteria that may include dividend yield, market capitalization and liquidity, among other criteria. Once this screening process is complete, the Sub-Adviser will evaluate a number of fundamental factors, including earnings, capital structure, dividend growth and credit ratings. Under normal market conditions, the Fund will invest in approximately 60 to 120 equity securities, seeking to reduce the Fund's exposure to individual stock and country risk. The Sub-Adviser selects securities for the Fund's portfolio through a bottom-up process that is based upon quantitative screening and fundamental industry, sector and company analysis. The Sub-Adviser may select equity securities that do not meet all of these criteria if they are believed to represent an attractive investment opportunity or for risk management purposes. The Sub-Adviser may also change its position in an equity security if it believes there has been deterioration in the outlook for the sustainability of the dividends or the general earnings growth prospects of a company held in the Fund's portfolio.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Dividend. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
ING Greater China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.70%	[1]
1 Yr	rr_ExpenseExampleYear01	738
3 Yrs	rr_ExpenseExampleYear03	1,131
5 Yrs	rr_ExpenseExampleYear05	1,549
10 Yrs	rr_ExpenseExampleYear10	2,709
1 Yr	rr_ExpenseExampleNoRedemptionYear01	738
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,131
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,549
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,709
1 Year	rr_AverageAnnualReturnYear01	(25.77%)
5 Years	rr_AverageAnnualReturnYear05	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2005
ING Greater China Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.45%	[1]
1 Yr	rr_ExpenseExampleYear01	748
3 Yrs	rr_ExpenseExampleYear03	1,117
5 Yrs	rr_ExpenseExampleYear05	1,612
10 Yrs	rr_ExpenseExampleYear10	2,842
1 Yr	rr_ExpenseExampleNoRedemptionYear01	248
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	817
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,412
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,842
1 Year	rr_AverageAnnualReturnYear01	(25.70%)
5 Years	rr_AverageAnnualReturnYear05	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 06, 2006
ING Greater China Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.45%	[1]
1 Yr	rr_ExpenseExampleYear01	348
3 Yrs	rr_ExpenseExampleYear03	817
5 Yrs	rr_ExpenseExampleYear05	1,412
10 Yrs	rr_ExpenseExampleYear10	3,023
1 Yr	rr_ExpenseExampleNoRedemptionYear01	248
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	817
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,412
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	3,023
1 Year	rr_AverageAnnualReturnYear01	(22.57%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2006
ING Greater China Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%	[1]
1 Yr	rr_ExpenseExampleYear01	148
3 Yrs	rr_ExpenseExampleYear03	497
5 Yrs	rr_ExpenseExampleYear05	870
10 Yrs	rr_ExpenseExampleYear10	1,918
1 Yr	rr_ExpenseExampleNoRedemptionYear01	148
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	497
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	870
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,918
1 Year	rr_AverageAnnualReturnYear01	(20.91%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 08, 2006
ING Greater China Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.70%	[1]
1 Yr	rr_ExpenseExampleYear01	173
3 Yrs	rr_ExpenseExampleYear03	590
5 Yrs	rr_ExpenseExampleYear05	1,033
10 Yrs	rr_ExpenseExampleYear10	2,264
1 Yr	rr_ExpenseExampleNoRedemptionYear01	173
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	590
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,033
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,264
1 Year	rr_AverageAnnualReturnYear01	(21.20%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2008
ING Greater China Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%	[1]
1 Yr	rr_ExpenseExampleYear01	148
3 Yrs	rr_ExpenseExampleYear03	513
5 Yrs	rr_ExpenseExampleYear05	904
10 Yrs	rr_ExpenseExampleYear10	1,998
1 Yr	rr_ExpenseExampleNoRedemptionYear01	148
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	513
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	904
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,998
ING Greater China Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.61%)
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
ING Greater China Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.59%)
5 Years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
ING Greater China Fund | MSCI Emerging Markets Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.40%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[3],[4],[5]
ING Greater China Fund | MSCI Emerging Markets Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.40%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[3],[4],[5]
ING Greater China Fund | MSCI Emerging Markets Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.40%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[3],[4],[5]
ING Greater China Fund | MSCI Emerging Markets Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.40%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%	[3],[4],[5]
ING Greater China Fund | MSCI Emerging Markets Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(5.25%)	[3],[4],[5]
ING Greater China Fund | MSCI ACGD IndexSM | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.67%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.29%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%	[3],[4],[5]
ING Greater China Fund | MSCI ACGD IndexSM | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.67%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.29%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%	[3],[4],[5]
ING Greater China Fund | MSCI ACGD IndexSM | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.67%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.29%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%	[3],[4],[5]
ING Greater China Fund | MSCI ACGD IndexSM | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.67%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.29%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%	[3],[4],[5]
ING Greater China Fund | MSCI ACGD IndexSM | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.67%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(4.41%)	[3],[4],[5]

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Effective November 15, 2012, the adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. This obligation will not continue after March 1, 2013. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, effective March 2, 2013, the adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[4]	On November 15, 2012, the Fund changed its primary benchmark from the MSCI ACGD IndexSM to the MSCI Emerging Markets Index because the MSCI Emerging Markets Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.
[5]	Reflects index performance since the date closes to the Class' inception for which data is available.